SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On July 2, 2019, Fitch Ratings (“Fitch”) improved the outlook of CNH Industrial N.V. to positive from stable. Fitch also affirmed CNH Industrial N.V.’s and CNH Industrial Capital LLC’s long-term issuer default rating at “BBB-”.
On July 3, 2019, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 1.625% due in 2029 at an issue price of 98.926% percent of their principal amount. The notes were issued under the €10 billion Euro Medium Term Note Programme guaranteed by CNH Industrial N.V.